Insurance Contracts - Summary of Contractual Service Margin of Insurance Contracts and Reinsurance Contracts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Less than a year | Insurance contracts issued [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	₩ 737,211	₩ 727,661
Less than a year | Insurance contracts issued [member] | Life Insurance Death
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	146,413	140,060
Less than a year | Insurance contracts issued [member] | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	10,289	11,232
Less than a year | Insurance contracts issued [member] | Life Insurance Pension
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	34,533	19,921
Less than a year | Insurance contracts issued [member] | Life Insurance Variables
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	61,000	64,926
Less than a year | Insurance contracts issued [member] | Non Life Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	484,976	491,522
Less than a year | Reinsurance contract held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(1,304)	(2,598)
Less than a year | Reinsurance contract held | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(40)	(44)
Less than a year | Reinsurance contract held | Death Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,032	1,712
Less than a year | Reinsurance contract held | Life Insurance Compound
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	172	1,077
Less than a year | Reinsurance contract held | General Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(2,468)	(5,343)
1~2 years | Insurance contracts issued [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	667,692	664,680
1~2 years | Insurance contracts issued [member] | Life Insurance Death
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	137,161	130,826
1~2 years | Insurance contracts issued [member] | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	9,391	10,358
1~2 years | Insurance contracts issued [member] | Life Insurance Pension
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	30,178	18,156
1~2 years | Insurance contracts issued [member] | Life Insurance Variables
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	57,634	62,030
1~2 years | Insurance contracts issued [member] | Non Life Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	433,328	443,310
1~2 years | Reinsurance contract held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(577)	(2,460)
1~2 years | Reinsurance contract held | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(41)	(39)
1~2 years | Reinsurance contract held | Death Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	902	1,474
1~2 years | Reinsurance contract held | Life Insurance Compound
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	128	463
1~2 years | Reinsurance contract held | General Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(1,566)	(4,358)
2 ~ 3 years | Insurance contracts issued [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	601,941	605,292
2 ~ 3 years | Insurance contracts issued [member] | Life Insurance Death
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	130,082	124,658
2 ~ 3 years | Insurance contracts issued [member] | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	8,712	9,627
2 ~ 3 years | Insurance contracts issued [member] | Life Insurance Pension
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	26,981	16,641
2 ~ 3 years | Insurance contracts issued [member] | Life Insurance Variables
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	54,830	59,475
2 ~ 3 years | Insurance contracts issued [member] | Non Life Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	381,336	394,891
2 ~ 3 years | Reinsurance contract held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(207)	(1,534)
2 ~ 3 years | Reinsurance contract held | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(53)	(42)
2 ~ 3 years | Reinsurance contract held | Death Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	798	1,310
2 ~ 3 years | Reinsurance contract held | Life Insurance Compound
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	99	396
2 ~ 3 years | Reinsurance contract held | General Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(1,051)	(3,198)
3 ~ 4 years | Insurance contracts issued [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	549,021	558,727
3 ~ 4 years | Insurance contracts issued [member] | Life Insurance Death
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	123,783	118,954
3 ~ 4 years | Insurance contracts issued [member] | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	8,140	9,046
3 ~ 4 years | Insurance contracts issued [member] | Life Insurance Pension
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	24,871	15,763
3 ~ 4 years | Insurance contracts issued [member] | Life Insurance Variables
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	52,244	57,261
3 ~ 4 years | Insurance contracts issued [member] | Non Life Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	339,983	357,703
3 ~ 4 years | Reinsurance contract held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(11)	(945)
3 ~ 4 years | Reinsurance contract held | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(77)	(61)
3 ~ 4 years | Reinsurance contract held | Death Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	721	1,179
3 ~ 4 years | Reinsurance contract held | Life Insurance Compound
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	78	346
3 ~ 4 years | Reinsurance contract held | General Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(733)	(2,409)
4 ~ 5 years | Insurance contracts issued [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	506,991	519,673
4 ~ 5 years | Insurance contracts issued [member] | Life Insurance Death
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	117,286	113,536
4 ~ 5 years | Insurance contracts issued [member] | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	7,620	8,539
4 ~ 5 years | Insurance contracts issued [member] | Life Insurance Pension
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	22,681	15,110
4 ~ 5 years | Insurance contracts issued [member] | Life Insurance Variables
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	50,011	55,237
4 ~ 5 years | Insurance contracts issued [member] | Non Life Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	309,393	327,251
4 ~ 5 years | Reinsurance contract held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	145	(640)
4 ~ 5 years | Reinsurance contract held | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(88)	(94)
4 ~ 5 years | Reinsurance contract held | Death Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	652	1,071
4 ~ 5 years | Reinsurance contract held | Life Insurance Compound
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	67	307
4 ~ 5 years | Reinsurance contract held | General Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(486)	(1,924)
5~10 years | Insurance contracts issued [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2,132,127	2,231,685
5~10 years | Insurance contracts issued [member] | Life Insurance Death
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	518,904	504,786
5~10 years | Insurance contracts issued [member] | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	31,118	35,752
5~10 years | Insurance contracts issued [member] | Life Insurance Pension
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	91,418	71,111
5~10 years | Insurance contracts issued [member] | Life Insurance Variables
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	216,644	247,114
5~10 years | Insurance contracts issued [member] | Non Life Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,274,043	1,372,922
5~10 years | Reinsurance contract held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,570	(1,262)
5~10 years | Reinsurance contract held | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(885)	(834)
5~10 years | Reinsurance contract held | Death Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2,243	3,951
5~10 years | Reinsurance contract held | Life Insurance Compound
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	176	874
5~10 years | Reinsurance contract held | General Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	36	(5,253)
10~20 years | Insurance contracts issued [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	3,190,595	3,303,313
10~20 years | Insurance contracts issued [member] | Life Insurance Death
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	800,072	784,752
10~20 years | Insurance contracts issued [member] | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	34,523	39,851
10~20 years | Insurance contracts issued [member] | Life Insurance Pension
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	151,649	123,283
10~20 years | Insurance contracts issued [member] | Life Insurance Variables
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	295,763	353,963
10~20 years | Insurance contracts issued [member] | Non Life Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,908,588	2,001,464
10~20 years | Reinsurance contract held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	4,858	753
10~20 years | Reinsurance contract held | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(1,784)	(2,069)
10~20 years | Reinsurance contract held | Death Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,653	2,102
10~20 years | Reinsurance contract held | Life Insurance Compound
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	192	812
10~20 years | Reinsurance contract held | General Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	4,797	(92)
20 ~ 30 years | Insurance contracts issued [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2,305,203	2,306,252
20 ~ 30 years | Insurance contracts issued [member] | Life Insurance Death
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	621,889	637,225
20 ~ 30 years | Insurance contracts issued [member] | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	22,563	25,667
20 ~ 30 years | Insurance contracts issued [member] | Life Insurance Pension
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	105,300	90,283
20 ~ 30 years | Insurance contracts issued [member] | Life Insurance Variables
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	221,994	278,011
20 ~ 30 years | Insurance contracts issued [member] | Non Life Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,333,457	1,275,066
20 ~ 30 years | Reinsurance contract held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	6,091	7,667
20 ~ 30 years | Reinsurance contract held | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(1,556)	(1,851)
20 ~ 30 years | Reinsurance contract held | Death Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,200	1,589
20 ~ 30 years | Reinsurance contract held | Life Insurance Compound
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	147	594
20 ~ 30 years | Reinsurance contract held | General Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	6,300	7,335
Over 30 years | Insurance contracts issued [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	3,273,197	2,941,139
Over 30 years | Insurance contracts issued [member] | Life Insurance Death
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	606,390	686,775
Over 30 years | Insurance contracts issued [member] | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	40,050	52,706
Over 30 years | Insurance contracts issued [member] | Life Insurance Pension
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	61,326	61,206
Over 30 years | Insurance contracts issued [member] | Life Insurance Variables
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	210,052	286,662
Over 30 years | Insurance contracts issued [member] | Non Life Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2,355,379	1,853,790
Over 30 years | Reinsurance contract held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(6,223)	5,239
Over 30 years | Reinsurance contract held | Life Insurance Health
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(2,975)	(3,945)
Over 30 years | Reinsurance contract held | Death Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	938	1,418
Over 30 years | Reinsurance contract held | Life Insurance Compound
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	142	527
Over 30 years | Reinsurance contract held | General Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	₩ (4,328)	₩ 7,239